Financial debt	12 Months Ended
Dec. 31, 2021
Financial debt
Financial debt

(18) Financial debt

a)   Short-term financial debt is as follows:

	December 31,
	2021	2020	2019
Loan in the amount of 70,000 thousand dollars, maturing in January 2020, at LIBOR (3) rate plus 0.62 percentage points.	$—	—	1,322,176
Loan denominated in pesos, maturing in January 2020, at TIIE (1) rate plus 0.50 percentage points.	—	—	50,000
Loan in the amount of 80,000 thousand dollars, maturing in February 2020, at LIBOR6 (4) rate plus 0.35 percentage points.	—	—	1,509,015
Loan denominated in pesos, maturing in February 2020, at TIIE (1) rate plus 1.05 percentage points.	—	—	449,572
Loan denominated in pesos, maturing in May 2020, at TIIE (1) rate plus 1.05 percentage points.	—	—	99,678
Loan denominated in pesos, maturing in June 2020, at TIIE (1) rate plus 0.50 percentage points.	—	—	9,958
Loan in the amount of 39,000 thousand dollars, maturing in January 2021, at LIBOR (3) rate plus 0.60 percentage points.	—	778,050	—
Loan denominated in pesos, maturing in February 2021, at TIIE (1) rate plus 0.90 percentage points.	—	70,011	—
Loan denominated in pesos, maturing in December 2022, at TIIE (1) rate plus 0.29 percentage points.	500,081	—	—
Total short-term debt	$500,081	848,061	3,440,399

The annual weighted average interest rate of short-term loans denominated in pesos for 2021, 2020 and 2019 was 5.28%, 6.71% and 9.24%, respectively. The average interest rate for loans outstanding as of December 31, 2021, 2020 and 2019 was 5.68%, 5.50% and 8.77%, respectively.

The annual weighted average interest rate of short-term loans denominated in dollars for the years 2021, 2020 and 2019 was 0.73%, 1.61% and 2.36%, respectively. As of December 31, 2021, there are no current short-term loans, the average interest rate for loans outstanding as of December 31, 2020 and 2019 was 0.75%, 2.37%, respectively.

(1)	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate
(2)	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
(3)	LIBOR= London Interbank Offered Rate
(4)	LIBOR6= London InterBank Offered Rate (6 months)

b)   Long-term debt consists of the following:

	December 31,
	2021	2020	2019
Loan denominated in pesos, maturing in May 2021, at TIIE (1) plus 1.05 percentage points.	$—	209,499	—
Debt securities (subsection (d) of this note)	1,493,830	1,460,405	1,488,208
Total	1,493,830	1,669,904	1,488,208
Less current maturities	(1,493,830)	(209,499)	—
Long-term debt, excluding current maturities	$—	1,460,405	1,488,208

The annual weighted average interest rate on long-term debt for 2021, 2020 and 2019 was 4.90%, 6.49% and 8.53%, respectively. The average rate for outstanding loans as of December 31, 2021, 2020 and 2019 was 5.43%, 4.91% and 8.26%, respectively.

(1)	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate
(2)	FIRA (for its acronym in Spanish) = Trust Established in Relation to Agriculture

During 2021 the Company did not make early payments on its long-term debt, during 2020 and 2019 the Company made early payments on its long-term debt of $17,877 and $51,000, payment of commissions for early termination was not required.

As of December 31, 2021, 2020 and 2019, unused lines of credit amounted to $9,935,420, $6,919,625 and $3,325,981, respectively. In all such years, the Company did not pay any fee for undrawn balances.

The amount of future unearned interest is $ 56,280.

Interest expense on total loans during the years ended December 31, 2021, 2020 and 2019, amounted to $104,179, $159,169 and $250,820, respectively, (note 29).

Certain bank loans establish certain affirmative and negative covenants, as well as the requirement to maintain certain financial ratios, which have been met as of December 31, 2021, among which are:

a)	Provide financial information at the request of the bank.
b)	Not to contract liabilities with financial cost or grant loans that may affect payment obligations.
c)	Notify the bank regarding the existence of legal issues that could substantially affect the financial situation of the Company.
d)	Not to perform substantial changes to the nature of the business, or in structure or Administration.
e)	Not to merge, consolidate, separate, settle or dissolve except for those mergers in which the Company or surety are the merging company and do not constitute a change in control of the entities of the group to which the Company or the surety belong at the date of the agreement.

c)   Issuance of debt securities

On August 25, 2017, a second issuance of debt securities was carried out for a total amount of $1,500,000 with ticker symbol: “BACHOCO 17” for a term of 1,820 days, equivalent to 65 periods of 28 days, approximately five years, with 15,000,000 debt securities and a par value of $100 pesos per certificate.

From the date of issuance, and while the debt securities have not been paid, they will accrue annual gross interest on their face amount, at an annual interest rate, which is calculated by adding 0.31 percentage points at the 28-day TIIE, and in the event the 28-day TIIE is not published, at the nearest term published by the Bank of Mexico. The debt issue that expired in 2017 accrued a gross interest on its nominal value, at an annual interest rate, which was calculated by adding 0.60 percentage points to the 28-day TIIE.

The payment of the debt securities is carried out at the expiration of the contractual term of each issuance. Direct costs arising from debt issuance or contract are deferred and paid as part of financial expense using the effective interest rate through the term of each transaction. Such costs include commissions and professional fees.

(1)	UDIS = Investment units

Derived from the issuance of debt securities, the Company is subject to certain requirements, affirmative and negative covenants similar to those of its financial debt indicated above, with which they comply as of December 31, 2021.

d)   Reconciliation of liabilities arising from financing debt

	December 31,
	2021	2020	2019
Balance as of January 1	$2,517,965	4,928,607	5,037,600
Changes that represent cash flows
Proceeds from borrowings	1,709,080	4,030,700	4,839,000
Principal payment on loans	(2,267,280)	(6,762,222)	(4,808,163)
Changes that do not represent cash flows
Other	34,146	320,880	(139,830)
Balance as of December 31	$1,993,911	2,517,965	4,928,607